PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.0%
Corporate Bonds 21.7%
Argentina 0.1%
YPF SA, Sr. Unsec’d. Notes, 144A	8.250%	01/17/34		315	$315,788
Azerbaijan 0.4%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875	03/24/26		400	404,200
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	412,716
					816,916
Bahrain 0.2%
Bapco Energies BSC Closed, Sr. Unsec’d. Notes	8.375	11/07/28		500	529,155
Brazil 0.5%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	191,850
Braskem Netherlands Finance BV,
Gtd. Notes	8.500	01/12/31		200	203,530
Gtd. Notes, 144A	8.500	01/12/31		240	244,236

Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	183,038
Nexa Resources SA, Gtd. Notes(a)	6.500	01/18/28		210	213,539
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	121,188
					1,157,381
Chile 1.2%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		198	145,980
Chile Electricity Lux Mpc II Sarl, Gov’t. Gtd. Notes, 144A	5.580	10/20/35		200	194,920
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	179,100
Sr. Unsec’d. Notes	4.250	07/17/42		360	274,950
Sr. Unsec’d. Notes	4.875	11/04/44		600	490,128
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	163,376
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	189,175

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)
Corp. Nacional del Cobre de Chile, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.440%	01/26/36	440	$446,380
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31	200	171,500
Sr. Unsec’d. Notes, 144A	6.150	05/10/33	200	200,132
				2,455,641
China 0.3%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25(d)	200	17,500
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	194,610
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	485,892
				698,002
Colombia 0.8%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	171,200
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	63,274
Sr. Unsec’d. Notes	6.875	04/29/30	233	229,302
Sr. Unsec’d. Notes	7.750	02/01/32	275	269,500
Sr. Unsec’d. Notes	8.625	01/19/29	360	381,236
Sr. Unsec’d. Notes	8.875	01/13/33	476	489,114

Grupo Aval Ltd., Gtd. Notes, 144A	4.375	02/04/30	200	178,460
				1,782,086
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	202,376

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Guatemala 0.2%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250%	04/27/29		167	$158,817
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	179,190
					338,007
Hungary 0.5%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28		215	218,898
MVM Energetika Zrt,
Sr. Unsec’d. Notes	6.500	03/13/31		650	654,875
Sr. Unsec’d. Notes	7.500	06/09/28		208	217,295
					1,091,068
India 1.1%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	152,500
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	391,600
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		400	381,720
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	393,500
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	102,205
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	399,125
Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	171,831
Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875	08/12/31		435	370,050
					2,362,531
Indonesia 1.9%
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		200	196,420
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	177,088

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Indonesia (cont’d.)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450%	05/15/30		920	$922,134
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	199,700

Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,500
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	195,750
Sr. Unsec’d. Notes, 144A, MTN(a)	4.700	07/30/49		200	164,500
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	188,000
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	164,500
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	207,600
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	400	354,218
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	206,832
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		400	402,500
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		400	385,624
					3,964,366
Israel 0.2%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	201,478
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	5.875	03/30/31		290	266,800
					468,278
Jamaica 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC, Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%(x)	10.942	05/25/27		100	99,893
Digicel MidCo Ltd./DIFL US II LLC, Sr. Unsec’d. Notes, PIK 10.500%(x)	10.500	11/25/28		71	63,790
					163,683
Kazakhstan 0.8%
Development Bank of Kazakhstan JSC, Sr. Unsec’d. Notes, 144A	5.250	10/23/29		200	197,700

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Kazakhstan (cont’d.)
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500%	04/14/33	200	$166,000
Sr. Unsec’d. Notes	5.750	04/19/47	200	170,944
Sr. Unsec’d. Notes	6.375	10/24/48	400	368,160
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	800	778,768
				1,681,572
Kuwait 0.1%
MEGlobal BV, Gtd. Notes, EMTN	2.625	04/28/28	300	273,000
Macau 0.2%
MGM China Holdings Ltd.,
Sr. Unsec’d. Notes	4.750	02/01/27	330	323,091
Sr. Unsec’d. Notes, 144A	7.125	06/26/31	200	204,142
				527,233
Malaysia 1.0%
GENM Capital Labuan Ltd., Gtd. Notes	3.882	04/19/31	400	352,020
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27	250	243,775
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50	400	338,584
Gtd. Notes, 144A, MTN	4.800	04/21/60	200	171,224
Gtd. Notes, EMTN	2.480	01/28/32	400	334,824
Gtd. Notes, EMTN	4.550	04/21/50	500	423,230
Gtd. Notes, EMTN	4.800	04/21/60	200	171,224
				2,034,881
Mexico 4.1%
Braskem Idesa SAPI, Sr. Sec’d. Notes, 144A	7.450	11/15/29	310	259,393
Comision Federal de Electricidad, Gtd. Notes	4.688	05/15/29	710	667,080
Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38	538	516,495
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28	200	187,262
Sr. Sec’d. Notes	5.500	07/31/47	1,640	1,304,046

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico (cont’d.)
Mexico City Airport Trust, (cont’d.)
Sr. Sec’d. Notes, 144A	5.500%	10/31/46		400	$319,760
Sr. Sec’d. Notes, 144A	5.500	07/31/47		400	318,060
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		879	801,121
Gtd. Notes	5.950	01/28/31		370	309,820
Gtd. Notes	6.350	02/12/48		253	166,613
Gtd. Notes	6.490	01/23/27		355	343,019
Gtd. Notes	6.500	03/13/27		466	449,643
Gtd. Notes	6.500	06/02/41		335	235,652
Gtd. Notes	6.700	02/16/32		1,061	919,834
Gtd. Notes	6.840	01/23/30		443	401,757
Gtd. Notes	6.950	01/28/60		45	30,883
Gtd. Notes	7.690	01/23/50		396	295,416
Gtd. Notes	10.000	02/07/33		109	112,150
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	189,066
Gtd. Notes, MTN	6.750	09/21/47		805	551,022
Gtd. Notes, MTN	8.750	06/02/29		150	148,493

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750	12/01/40		204	187,084
					8,713,669
Morocco 0.2%
OCP SA, Sr. Unsec’d. Notes, 144A	6.750	05/02/34		430	437,525
Panama 0.3%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41		200	146,472
Sr. Sec’d. Notes, 144A	5.125	08/11/61		200	138,400

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30		379	329,211
					614,083
Peru 0.7%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26		350	338,789
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27		200	184,938

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Peru (cont’d.)
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625%	04/12/27	150	$147,269
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28	300	277,687
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	225	170,297
Sr. Unsec’d. Notes	5.625	06/19/47	700	441,623
				1,560,603
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35	200	156,688
Poland 0.7%
Bank Gospodarstwa Krajowego,
Gov’t. Gtd. Notes, 144A	6.250	07/09/54	530	519,204
Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	391,928
Gov’t. Gtd. Notes, EMTN	5.375	05/22/33	500	489,910
				1,401,042
Qatar 0.5%
QatarEnergy,
Sr. Unsec’d. Notes	3.300	07/12/51	200	136,312
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	906,415
				1,042,727
Saudi Arabia 0.8%
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	740	641,487
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38	440	444,675
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	223,031
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	171,500

TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	204,188
				1,684,881

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
South Africa 1.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350%	08/10/28		1,240	$1,229,150
Sr. Unsec’d. Notes	7.125	02/11/25		450	449,595
Sr. Unsec’d. Notes, MTN	8.450	08/10/28		260	269,750

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26		200	201,750
Sasol Financing USA LLC,
Gtd. Notes	6.500	09/27/28		300	288,147
Gtd. Notes, 144A	8.750	05/03/29		200	201,786
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28		200	203,562
Sr. Unsec’d. Notes, 144A	8.250	02/06/28		420	427,480
					3,271,220
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000	08/12/29		200	208,188
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	199,750
Ukraine 0.2%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	359	327,641
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		10	9,627
					337,268
United Arab Emirates 2.1%
Abu Dhabi Crude Oil Pipeline LLC, Sr. Sec’d. Notes	4.600	11/02/47		400	350,500
Adnoc Murban Rsc Ltd., Sr. Unsec’d. Notes, 144A	5.125	09/11/54		352	318,120
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		300	283,407
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,720	1,853,300
Galaxy Pipeline Assets Bidco Ltd., Sr. Sec’d. Notes, 144A	2.940	09/30/40		900	723,562

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Arab Emirates (cont’d.)
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084%	05/22/53		200	$181,440
Gtd. Notes, EMTN	3.700	11/07/49		240	173,820
Gtd. Notes, GMTN	3.950	05/21/50		200	150,738
Gtd. Notes, GMTN	5.294	06/04/34		410	407,950
					4,442,837
Venezuela 0.5%
Petroleos de Venezuela SA,
Gtd. Notes	5.375	04/12/27(d)		205	24,907
Gtd. Notes	6.000	05/16/24(d)		1,280	156,416
Gtd. Notes	6.000	11/15/26(d)		2,010	241,552
Gtd. Notes	9.750	05/17/35(d)		350	48,125
Sr. Sec’d. Notes	8.500	10/27/20(d)		645	586,950
					1,057,950
Vietnam 0.1%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		191	183,236

Total Corporate Bonds (cost $48,416,039)					46,173,631
Sovereign Bonds 74.2%
Angola 1.6%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,400	1,319,500
Sr. Unsec’d. Notes	8.750	04/14/32		500	444,065
Sr. Unsec’d. Notes	9.375	05/08/48		600	495,000
Sr. Unsec’d. Notes	9.500	11/12/25		305	307,192
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		1,000	900,630
					3,466,387
Argentina 3.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35(d)		4,866	160,689
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	11,711	1,118,464
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		1,743	1,305,626
Sr. Unsec’d. Notes	1.000	07/09/29		310	242,143

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Argentina (cont’d.)
Argentine Republic Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.500%(cc)	07/09/41	1,274	$805,572
Sr. Unsec’d. Notes	4.125(cc)	07/09/35	2,542	1,723,120
Sr. Unsec’d. Notes	4.125(cc)	07/09/46	327	219,964
Sr. Unsec’d. Notes	5.000	01/09/38	1,660	1,195,561
				6,771,139
Bahrain 1.6%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.000	09/19/44	200	169,375
Sr. Unsec’d. Notes	6.750	09/20/29	600	610,500
Sr. Unsec’d. Notes	7.000	10/12/28	750	770,857
Sr. Unsec’d. Notes	7.375	05/14/30	870	904,835
Sr. Unsec’d. Notes	7.500	09/20/47	400	396,000
Sr. Unsec’d. Notes, 144A	7.500	02/12/36	325	337,391
Sr. Unsec’d. Notes, EMTN	6.250	01/25/51	200	169,375
				3,358,333
Brazil 2.9%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	114	113,268
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	955	855,107
Sr. Unsec’d. Notes	5.000	01/27/45	1,431	1,072,534
Sr. Unsec’d. Notes	5.625	01/07/41	845	735,125
Sr. Unsec’d. Notes	6.000	10/20/33	1,085	1,037,803
Sr. Unsec’d. Notes	6.125	01/22/32	600	586,560
Sr. Unsec’d. Notes	6.250	03/18/31	210	209,223
Sr. Unsec’d. Notes	7.125	05/13/54	825	775,170
Sr. Unsec’d. Notes	8.250	01/20/34	683	753,110
				6,137,900
Chile 0.2%
Chile Government International Bond,
Sr. Unsec’d. Notes	3.100	01/22/61	200	117,626
Sr. Unsec’d. Notes	4.000	01/31/52	235	175,392
Sr. Unsec’d. Notes	4.340	03/07/42	280	235,270
				528,288

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Colombia 3.6%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000%	01/30/30	1,518	$1,270,566
Sr. Unsec’d. Notes	3.875	04/25/27	400	384,600
Sr. Unsec’d. Notes	4.500	03/15/29	990	920,700
Sr. Unsec’d. Notes	5.000	06/15/45	400	270,100
Sr. Unsec’d. Notes	5.200	05/15/49	502	338,850
Sr. Unsec’d. Notes	5.625	02/26/44	510	379,695
Sr. Unsec’d. Notes	6.125	01/18/41	620	505,920
Sr. Unsec’d. Notes	7.500	02/02/34	840	831,945
Sr. Unsec’d. Notes	8.000	04/20/33	910	932,313
Sr. Unsec’d. Notes	8.375	11/07/54	500	486,000
Sr. Unsec’d. Notes	8.750	11/14/53	1,100	1,111,550
Sr. Unsec’d. Notes	10.375	01/28/33	200	238,810
				7,671,049
Costa Rica 1.3%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	6.125	02/19/31	650	654,550
Sr. Unsec’d. Notes	6.550	04/03/34	330	337,343
Sr. Unsec’d. Notes	7.000	04/04/44	400	407,876
Sr. Unsec’d. Notes, 144A	6.550	04/03/34	465	475,346
Unsec’d. Notes, 144A	7.300	11/13/54	797	834,060
				2,709,175
Dominican Republic 4.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30	1,641	1,514,233
Sr. Unsec’d. Notes	4.875	09/23/32	390	350,805
Sr. Unsec’d. Notes	5.300	01/21/41	400	341,600
Sr. Unsec’d. Notes	5.500	02/22/29	1,133	1,107,224
Sr. Unsec’d. Notes	5.875	01/30/60	270	231,728
Sr. Unsec’d. Notes	5.950	01/25/27	705	705,726
Sr. Unsec’d. Notes	6.000	07/19/28	695	693,040
Sr. Unsec’d. Notes	6.400	06/05/49	800	757,920
Sr. Unsec’d. Notes	6.850	01/27/45	410	408,668
Sr. Unsec’d. Notes	6.875	01/29/26	400	403,440
Sr. Unsec’d. Notes	7.050	02/03/31	380	391,780
Sr. Unsec’d. Notes	7.450	04/30/44	720	761,839
Sr. Unsec’d. Notes, 144A	5.300	01/21/41	150	128,100

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	02/22/29		810	$791,572
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	169,521
					8,757,196
Ecuador 1.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	5.000(cc)	07/31/40		1,177	692,691
Sr. Unsec’d. Notes	6.900	07/31/30		350	270,672
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/31/40		1,341	789,258
Sr. Unsec’d. Notes, 144A	5.500(cc)	07/31/35		1,231	804,761
Sr. Unsec’d. Notes, 144A	6.900	07/31/30		1,453	1,122,168
Sr. Unsec’d. Notes, 144A	7.961(s)	07/31/30		129	81,513
					3,761,063
Egypt 3.2%
Egypt Government International Bond,
Sr. Unsec’d. Notes	5.800	09/30/27		200	188,798
Sr. Unsec’d. Notes	7.625	05/29/32		1,000	894,910
Sr. Unsec’d. Notes	7.903	02/21/48		200	151,570
Sr. Unsec’d. Notes	8.500	01/31/47		700	560,329
Sr. Unsec’d. Notes	8.700	03/01/49		850	691,756
Sr. Unsec’d. Notes	8.875	05/29/50		400	328,996
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	333,670
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	220	204,759
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	540	549,631
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,403	1,292,954
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	1,515	1,410,047
Sr. Unsec’d. Notes, EMTN	7.053	01/15/32		200	175,290
					6,782,710
El Salvador 1.5%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	7.625	02/01/41		300	279,189
Sr. Unsec’d. Notes	7.650	06/15/35		57	54,886
Sr. Unsec’d. Notes	8.250	04/10/32		275	278,438
Sr. Unsec’d. Notes	8.625	02/28/29		547	569,974
Sr. Unsec’d. Notes, 144A	0.250	04/17/30		930	18,135

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
El Salvador (cont’d.)
El Salvador Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	9.250%	04/17/30	1,340	$1,415,777
Sr. Unsec’d. Notes, 144A	9.650	11/21/54	600	639,066
				3,255,465
Gabon 0.1%
Gabon Government International Bond, Sr. Unsec’d. Notes	6.625	02/06/31	315	248,062
Ghana 1.5%
Ghana Government International Bond,
Sr. Unsec’d. Notes, 144A	4.710(s)	07/03/26	132	123,665
Sr. Unsec’d. Notes	5.000(cc)	07/03/29	255	227,333
Sr. Unsec’d. Notes	5.000(cc)	07/03/35	60	43,725
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/29	1,386	1,235,476
Sr. Unsec’d. Notes, 144A	5.000(cc)	07/03/35	1,771	1,290,587
Sr. Unsec’d. Notes, 144A	5.033(s)	01/03/30	324	251,965
Sr. Unsec’d. Notes, 144A	8.950	03/26/51	112	62,952
				3,235,703
Guatemala 1.6%
Guatemala Government Bond,
Sr. Unsec’d. Notes	3.700	10/07/33	200	163,062
Sr. Unsec’d. Notes	4.500	05/03/26	302	296,809
Sr. Unsec’d. Notes	4.875	02/13/28	400	386,875
Sr. Unsec’d. Notes	6.125	06/01/50	600	532,695
Sr. Unsec’d. Notes	6.600	06/13/36	208	205,400
Sr. Unsec’d. Notes	7.050	10/04/32	892	923,465
Sr. Unsec’d. Notes, 144A	4.650	10/07/41	200	153,688
Sr. Unsec’d. Notes, 144A	6.050	08/06/31	200	196,800
Sr. Unsec’d. Notes, 144A	6.550	02/06/37	200	196,400
Unsec’d. Notes(a)	5.250	08/10/29	430	414,816
				3,470,010
Honduras 0.1%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27	200	193,800

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hungary 2.3%
Hungary Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/21/51		200	$119,118
Sr. Unsec’d. Notes	5.500	06/16/34		300	289,407
Sr. Unsec’d. Notes	6.250	09/22/32		220	225,423
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		540	533,250
Sr. Unsec’d. Notes, 144A	5.500	03/26/36		1,020	968,990
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,235	1,265,443
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		220	227,356
Sr. Unsec’d. Notes, Series 30Y	7.625	03/29/41		760	849,133

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27		400	403,876
					4,881,996
India 0.2%
Export-Import Bank of India,
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	365,860
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	169,561
					535,421
Indonesia 2.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	89,605
Sr. Unsec’d. Notes	4.300	03/31/52		200	161,250
Sr. Unsec’d. Notes(a)	4.650	09/20/32		590	565,478
Sr. Unsec’d. Notes	5.450	09/20/52		400	385,032
Sr. Unsec’d. Notes	5.650	01/11/53		200	196,750
Sr. Unsec’d. Notes	6.625	02/17/37		150	164,156
Sr. Unsec’d. Notes	7.750	01/17/38		500	599,375
Sr. Unsec’d. Notes	8.500	10/12/35		400	493,200
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	317,369
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	178,000
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	187,810
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	385,072
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	112,233

Perusahaan Penerbit SBSN Indonesia III, Sr. Unsec’d. Notes	4.700	06/06/32		600	581,328
					4,416,658

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Ivory Coast 1.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	4.875%	01/30/32	EUR	215	$198,716
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,000	990,717
Sr. Unsec’d. Notes	5.750	12/31/32		72	67,818
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	950	936,618
Sr. Unsec’d. Notes	6.375	03/03/28		200	199,566
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	450	407,482
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		315	307,717
Sr. Unsec’d. Notes, 144A	8.250	01/30/37		200	194,562
					3,303,196
Jamaica 0.4%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		300	306,375
Sr. Unsec’d. Notes	7.875	07/28/45		200	230,200
Sr. Unsec’d. Notes	8.000	03/15/39		320	369,760
					906,335
Jordan 0.7%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750	01/31/27		200	196,125
Sr. Unsec’d. Notes	6.125	01/29/26		200	198,687
Sr. Unsec’d. Notes	7.375	10/10/47		200	178,312
Sr. Unsec’d. Notes	7.750	01/15/28		550	556,677
Sr. Unsec’d. Notes, 144A	7.500	01/13/29		205	204,346
Sr. Unsec’d. Notes, 144A	7.750	01/15/28		220	222,671
					1,556,818
Kazakhstan 0.1%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45		200	215,125
Kenya 0.3%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes	7.000	05/22/27		200	196,742
Sr. Unsec’d. Notes, 144A	9.750	02/16/31		465	460,931
					657,673

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Lebanon 0.5%
Lebanon Government International Bond,
Sr. Unsec’d. Notes, EMTN	6.100%	10/04/22(d)	75	$11,925
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	53,265
Sr. Unsec’d. Notes, EMTN	8.250	04/12/21(d)	1,330	211,470
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	38,955
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	50,880
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	34,980
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	39,750
Sr. Unsec’d. Notes, GMTN	6.650	11/03/28(d)	295	46,905
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	113,685
Sr. Unsec’d. Notes, GMTN	7.050	11/02/35(d)	175	27,825
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	65,985
Sr. Unsec’d. Notes, Series 08Y	6.650	04/22/24(d)	172	27,348
Sr. Unsec’d. Notes, Series 10Y	6.000	01/27/23(d)	191	30,369
Sr. Unsec’d. Notes, Series 10Y	6.850	03/23/27(d)	1,095	174,105
Sr. Unsec’d. Notes, Series 15Y	6.750	11/29/27(d)	780	124,020
Sr. Unsec’d. Notes, Series 15Y	7.000	04/22/31(d)	115	18,285
Sr. Unsec’d. Notes, Series 15Y	7.000	03/23/32(d)	350	55,650
Sr. Unsec’d. Notes, Series 20Y	7.250	03/23/37(d)	285	45,315
				1,170,717
Mexico 2.1%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31	465	381,737
Sr. Unsec’d. Notes	3.250	04/16/30	270	238,505
Sr. Unsec’d. Notes	3.500	02/12/34	270	215,460
Sr. Unsec’d. Notes	4.600	02/10/48	300	215,625
Sr. Unsec’d. Notes	4.875	05/19/33	550	495,000
Sr. Unsec’d. Notes	6.000	05/13/30	770	774,302
Sr. Unsec’d. Notes	6.000	05/07/36	345	325,821
Sr. Unsec’d. Notes	6.338	05/04/53	290	258,100
Sr. Unsec’d. Notes	6.350	02/09/35	250	245,297
Sr. Unsec’d. Notes	6.400	05/07/54	200	179,200
Sr. Unsec’d. Notes	7.375	05/13/55	200	200,900
Sr. Unsec’d. Notes, MTN	4.750	03/08/44	140	106,260
Sr. Unsec’d. Notes, MTN	6.050	01/11/40	730	673,863
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34	203	206,456
				4,516,526

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Mongolia 0.4%
Mongolia Government International Bond,
Sr. Unsec’d. Notes	4.450%	07/07/31	400	$348,400
Sr. Unsec’d. Notes	8.650	01/19/28	200	210,558
Sr. Unsec’d. Notes, 144A	7.875	06/05/29	200	208,775
				767,733
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	7.250	03/12/31	200	205,438
Morocco 0.8%
Morocco Government International Bond,
Sr. Unsec’d. Notes	4.000	12/15/50	400	271,376
Sr. Unsec’d. Notes	6.500	09/08/33	400	411,828
Sr. Unsec’d. Notes, 144A	5.950	03/08/28	330	332,888
Sr. Unsec’d. Notes, 144A	6.500	09/08/33	595	612,594
				1,628,686
Nigeria 1.9%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30	200	183,876
Sr. Unsec’d. Notes	7.696	02/23/38	200	165,496
Sr. Unsec’d. Notes	7.875	02/16/32	400	365,916
Sr. Unsec’d. Notes	8.747	01/21/31	400	391,124
Sr. Unsec’d. Notes	9.248	01/21/49	200	184,000
Sr. Unsec’d. Notes, 144A	7.696	02/23/38	200	165,496
Sr. Unsec’d. Notes, 144A	9.625	06/09/31	200	201,280
Sr. Unsec’d. Notes, 144A	10.375	12/09/34	675	697,714
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33	200	173,474
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	500	479,220
Sr. Unsec’d. Notes, EMTN	8.250	09/28/51	250	203,360
Sr. Unsec’d. Notes, EMTN	8.375	03/24/29	800	781,696
				3,992,652
Oman 2.7%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	410	407,438
Sr. Unsec’d. Notes	5.375	03/08/27	430	429,514
Sr. Unsec’d. Notes	5.625	01/17/28	1,280	1,286,400
Sr. Unsec’d. Notes	6.500	03/08/47	1,035	1,023,263

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Oman (cont’d.)
Oman Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.750%	10/28/27	800	$827,096
Sr. Unsec’d. Notes	7.000	01/25/51	600	629,130
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	203,834
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	850	863,821
				5,670,496
Pakistan 1.2%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	880	816,200
Sr. Unsec’d. Notes	8.250	09/30/25	200	199,077
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	172,950
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	810	783,675
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	600	518,850
				2,490,752
Panama 2.0%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	980	835,352
Sr. Unsec’d. Notes	3.298	01/19/33	200	153,800
Sr. Unsec’d. Notes	3.875	03/17/28	473	442,591
Sr. Unsec’d. Notes	4.300	04/29/53	200	120,976
Sr. Unsec’d. Notes	4.500	04/16/50	480	303,115
Sr. Unsec’d. Notes	4.500	04/01/56	1,092	669,014
Sr. Unsec’d. Notes	6.700	01/26/36	15	14,143
Sr. Unsec’d. Notes	7.500	03/01/31	1,280	1,307,520
Sr. Unsec’d. Notes	8.000	03/01/38	200	203,300
Sr. Unsec’d. Notes	9.375	04/01/29	165	182,429
				4,232,240
Papua New Guinea 0.2%
Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28	220	217,149
Sr. Unsec’d. Notes, 144A	8.375	10/04/28	200	197,408
				414,557
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.950	04/28/31	200	192,562

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Paraguay (cont’d.)
Paraguay Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.100%	08/11/44		500	$473,000
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	169,438
Sr. Unsec’d. Notes, 144A	6.000	02/09/36		200	197,950
					1,032,950
Peru 1.6%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		200	106,070
Sr. Unsec’d. Notes	2.783	01/23/31		600	515,820
Sr. Unsec’d. Notes	3.000	01/15/34		795	642,638
Sr. Unsec’d. Notes	3.230	07/28/2121		110	58,344
Sr. Unsec’d. Notes	3.600	01/15/72		515	314,955
Sr. Unsec’d. Notes	5.375	02/08/35		60	57,921
Sr. Unsec’d. Notes	5.625	11/18/50		502	468,272
Sr. Unsec’d. Notes	5.875	08/08/54		345	329,785
Sr. Unsec’d. Notes	6.550	03/14/37		225	235,969
Sr. Unsec’d. Notes	8.750	11/21/33		620	736,083
					3,465,857
Philippines 1.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	265	196,391
Sr. Unsec’d. Notes	2.650	12/10/45		200	124,876
Sr. Unsec’d. Notes	3.200	07/06/46		200	136,955
Sr. Unsec’d. Notes	3.556	09/29/32		300	267,657
Sr. Unsec’d. Notes	3.700	03/01/41		400	317,216
Sr. Unsec’d. Notes	3.950	01/20/40		450	372,375
Sr. Unsec’d. Notes	4.200	03/29/47		300	240,313
Sr. Unsec’d. Notes	5.000	07/17/33		770	750,750
Sr. Unsec’d. Notes	5.500	02/04/35		750	751,875
Sr. Unsec’d. Notes	5.609	04/13/33		200	203,312
Sr. Unsec’d. Notes	6.375	10/23/34		200	214,000
Sr. Unsec’d. Notes	7.750	01/14/31		420	476,658
					4,052,378
Poland 0.7%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	5.500	04/04/53		785	730,058

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Poland (cont’d.)
Republic of Poland Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.500%	03/18/54		640	$595,091
Sr. Unsec’d. Notes	5.750	11/16/32		230	235,704
					1,560,853
Qatar 1.5%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.625	06/02/46		330	295,970
Sr. Unsec’d. Notes	5.103	04/23/48		1,858	1,761,036
Sr. Unsec’d. Notes	6.400	01/20/40		100	111,500
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		870	790,073
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	189,563
					3,148,142
Romania 2.9%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48		180	134,860
Sr. Unsec’d. Notes	6.625	02/17/28		224	227,506
Sr. Unsec’d. Notes, 144A	5.750	03/24/35		364	326,051
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		520	495,482
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		800	811,600
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		478	483,062
Sr. Unsec’d. Notes, 144A(a)	7.625	01/17/53		426	425,465
Sr. Unsec’d. Notes, 144A, MTN	6.000	05/25/34		1,022	945,728
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	204,499
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	933,038
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	373,895
Sr. Unsec’d. Notes, EMTN	5.000	09/27/26	EUR	290	308,217
Sr. Unsec’d. Notes, EMTN	5.375	03/22/31	EUR	380	391,679
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	74,030
					6,135,112
Saudi Arabia 2.7%
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A	5.625	01/13/35		580	584,930
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/16/34		385	374,894
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		600	511,500
Sr. Unsec’d. Notes, 144A, MTN	5.250	01/16/50		400	360,500
Sr. Unsec’d. Notes, 144A, MTN	5.750	01/16/54		365	344,925
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		1,940	1,588,375

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Saudi Arabia (cont’d.)
Saudi Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.625%	10/04/47		1,140	$941,925
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		800	695,000
Sr. Unsec’d. Notes, EMTN	5.250	01/16/50		480	432,600
					5,834,649
Senegal 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	400	385,514
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	535	403,943
					789,457
Serbia 1.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,035	967,057
Sr. Unsec’d. Notes	6.250	05/26/28		200	204,187
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	945	791,019
Sr. Unsec’d. Notes, 144A	6.000	06/12/34		380	376,941
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		400	408,375
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		630	651,066
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	230	215,563
					3,614,208
South Africa 2.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28		220	206,250
Sr. Unsec’d. Notes	4.850	09/30/29		1,000	933,750
Sr. Unsec’d. Notes	5.750	09/30/49		1,000	747,500
Sr. Unsec’d. Notes	5.875	06/22/30		740	711,325
Sr. Unsec’d. Notes	5.875	04/20/32		400	376,500
Sr. Unsec’d. Notes	7.300	04/20/52		680	612,850
Sr. Unsec’d. Notes, 144A	7.100	11/19/36		285	277,732
Sr. Unsec’d. Notes, 144A	7.950	11/19/54		400	381,900
					4,247,807
Sri Lanka 1.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes, 144A	3.100(cc)	01/15/30		501	436,377

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Sri Lanka (cont’d.)
Sri Lanka Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	3.350%(cc)	03/15/33	782	$619,520
Sr. Unsec’d. Notes, 144A	3.600(cc)	06/15/35	473	332,805
Sr. Unsec’d. Notes, 144A	3.600(cc)	05/15/36	501	405,759
Sr. Unsec’d. Notes, 144A	3.600(cc)	02/15/38	826	676,258
Sr. Unsec’d. Notes, 144A	4.000	04/15/28	433	404,036
				2,874,755
Turkey 4.2%
Turkiye Government International Bond,
Sr. Unsec’d. Notes	7.125	07/17/32	950	949,411
Sr. Unsec’d. Notes	9.125	07/13/30	1,245	1,381,950
Sr. Unsec’d. Notes, Series 06Y	9.375	03/14/29	1,351	1,490,322
Sr. Unsec’d. Notes, Series 10Y	5.250	03/13/30	810	759,748
Sr. Unsec’d. Notes, Series 10Y	5.950	01/15/31	800	761,752
Sr. Unsec’d. Notes, Series 10Y	6.000	03/25/27	440	441,852
Sr. Unsec’d. Notes, Series 10Y	7.625	04/26/29	400	415,125
Sr. Unsec’d. Notes, Series 10Y	7.625	05/15/34	360	369,338
Sr. Unsec’d. Notes, Series 10Y(a)	9.375	01/19/33	600	678,187
Sr. Unsec’d. Notes, Series 11Y	4.875	10/09/26	200	197,438
Sr. Unsec’d. Notes, Series 11Y	6.125	10/24/28	310	308,934
Sr. Unsec’d. Notes, Series 30Y	5.750	05/11/47	800	616,176
Sr. Unsec’d. Notes, Series 30Y	6.000	01/14/41	200	168,000
Sr. Unsec’d. Notes, Series 30Y	6.875	03/17/36	349	336,785
				8,875,018
Ukraine 1.3%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	1.750(cc)	02/01/29	85	59,755
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/30	179	100,858
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/34	669	288,610
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/35	565	349,312
Sr. Unsec’d. Notes, 144A	0.000(cc)	02/01/36	471	290,434
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/29	315	221,340
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/34	1,212	683,013
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/35	857	475,423
Sr. Unsec’d. Notes, 144A	1.750(cc)	02/01/36	702	384,897
				2,853,642

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates 1.1%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125%	09/30/49	600	$398,813
Sr. Unsec’d. Notes, 144A	3.125	09/30/49	500	332,344
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50	200	152,126
Sr. Unsec’d. Notes, EMTN	3.875	04/16/50	400	304,252

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43	390	370,621
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32	200	205,376
Sr. Unsec’d. Notes, 144A	6.500	11/23/32	355	364,542
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50	200	127,964
Sr. Unsec’d. Notes, MTN	4.000	07/28/50	200	127,964
				2,384,002
Uruguay 1.4%
Oriental Republic of Uruguay, Sr. Unsec’d. Notes	5.250	09/10/60	130	116,714
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.975	04/20/55	650	567,596
Sr. Unsec’d. Notes	5.100	06/18/50	904	822,459
Sr. Unsec’d. Notes	7.625	03/21/36	830	964,668
Sr. Unsec’d. Notes	7.875	01/15/33	435	503,290
				2,974,727
Uzbekistan 0.3%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes	6.900	02/28/32	410	403,081
Sr. Unsec’d. Notes, EMTN	5.375	02/20/29	200	188,696
				591,777
Venezuela 0.3%
Venezuela Government International Bond,
Sr. Unsec’d. Notes	8.250	10/13/24(d)	260	43,550
Sr. Unsec’d. Notes	9.000	05/07/23(d)	545	92,650
Sr. Unsec’d. Notes	9.250	09/15/27(d)	1,670	321,475
Sr. Unsec’d. Notes	9.375	01/13/34(d)	235	44,979
Sr. Unsec’d. Notes	11.750	10/21/26(d)	445	88,332
Sr. Unsec’d. Notes	12.750	08/23/22(d)	840	159,600
				750,586

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.6%
Zambia Government International Bond,
Unsec’d. Notes	5.750%(cc)	06/30/33	140	$124,159
Unsec’d. Notes, 144A	0.500	12/31/53	376	228,411
Unsec’d. Notes, 144A	5.750(cc)	06/30/33	986	874,760
				1,227,330

Total Sovereign Bonds (cost $158,744,959)				158,322,549
U.S. Treasury Obligations(k) 2.1%
U.S. Treasury Notes	3.500	09/30/26	505	499,338
U.S. Treasury Notes	3.750	08/31/26	380	377,343
U.S. Treasury Notes	4.125	10/31/26	1,000	998,516
U.S. Treasury Notes	4.125	11/15/27	1,100	1,096,820
U.S. Treasury Notes	4.250	11/30/26	1,600	1,601,125

Total U.S. Treasury Obligations (cost $4,572,980)				4,573,142

	Shares
Common Stock 0.0%
Jamaica
Digicel International Finance Ltd.*^(x) (cost $1,536)	853	5,118

Total Long-Term Investments (cost $211,735,514)		209,074,440

Short-Term Investments 2.1%
Affiliated Mutual Funds 2.1%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%)(wb)	2,705,597	2,705,597

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.593%) (cost $1,753,134; includes $1,746,547 of cash collateral for securities on loan)(b)(wb)	1,754,219	$1,753,167

Total Affiliated Mutual Funds (cost $4,458,731)		4,458,764
Options Purchased*~ 0.0%
(cost $51,812)		52,951

Total Short-Term Investments (cost $4,510,543)		4,511,715

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.1% (cost $216,246,057)		213,586,155
Options Written*~ (0.0)%
(premiums received $107,435)		(133,219)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.1% (cost $216,138,622)		213,452,936
Liabilities in excess of other assets(z) (0.1)%		(159,416)

Net Assets 100.0%		$213,293,520

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MIBOR—Mumbai Interbank Offered Rate
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TD—The Toronto-Dominion Bank
UAG—UBS AG
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $5,118 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,710,913; cash collateral of $1,746,547 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer Description	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.942%, 10.942%, 05/25/27	01/29/24-11/15/24	$93,015	$99,893	0.1%
Digicel International Finance Ltd. (Jamaica)*^	01/30/24-02/08/24	1,536	5,118	0.0
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500%, 10.500%, 11/25/28	01/30/24-11/15/24	47,487	63,790	0.0
Total		$142,038	$168,801	0.1%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	50.00		—	EUR	518	$41
Currency Option EUR vs TRY	Call	GSI	02/25/25	50.00		—	EUR	533	142
Currency Option USD vs BRL	Call	HSBC	02/12/25	7.25		—		523	—
Currency Option USD vs CLP	Call	MSI	02/04/25	1,200.00		—		521	—
Currency Option USD vs CNH	Call	JPM	05/08/25	7.20		—		1,074	18,828
Currency Option USD vs COP	Call	JPM	02/06/25	5,200.00		—		542	—
Currency Option USD vs COP	Call	MSI	02/20/25	5,200.00		—		531	8
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		3,152	22,742
Currency Option USD vs INR	Call	JPM	01/08/26	91.00		—		1,496	10,793
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		293	11
Currency Option USD vs BRL	Put	BARC	02/04/25	5.25		—		313	—
Currency Option USD vs BRL	Put	CITI	02/19/25	5.20		—		523	10
Currency Option USD vs BRL	Put	MSI	02/20/25	5.30		—		796	42
Currency Option USD vs CNH	Put	JPM	05/08/25	6.10		—		1,074	8
Currency Option USD vs COP	Put	MSI	02/12/25	3,900.00		—		523	14
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		3,152	211
Currency Option USD vs INR	Put	JPM	01/08/26	75.00		—		1,496	100
Currency Option USD vs ZAR	Put	CITI	02/05/25	16.75		—		263	—
Currency Option USD vs ZAR	Put	CITI	02/19/25	16.50		—		523	1
Total Options Purchased (cost $51,812)								$52,951

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BOA	02/14/25	38.50	—	EUR	518	$(2,181)
Currency Option EUR vs TRY	Call	GSI	02/25/25	39.00	—	EUR	533	(3,591)
Currency Option USD vs BRL	Call	HSBC	02/12/25	6.25	—		523	(175)
Currency Option USD vs CLP	Call	MSI	02/04/25	1,010.00	—		521	(77)
Currency Option USD vs CNH	Call	JPM	05/08/25	7.45	—		1,074	(4,477)
Currency Option USD vs COP	Call	JPM	02/06/25	4,350.00	—		542	(412)
Currency Option USD vs COP	Call	MSI	02/20/25	4,400.00	—		531	(1,471)
Currency Option USD vs BRL	Put	BARC	02/04/25	6.10	—		313	(14,102)
Currency Option USD vs BRL	Put	CITI	02/19/25	6.00	—		523	(15,306)
Currency Option USD vs BRL	Put	MSI	02/20/25	6.15	—		796	(40,631)
Currency Option USD vs COP	Put	MSI	02/12/25	4,300.00	—		523	(13,369)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		3,152	(23,468)
Currency Option USD vs INR	Put	JPM	01/08/26	87.00	—		1,496	(11,138)
Currency Option USD vs ZAR	Put	CITI	02/05/25	18.40	—		263	(295)
Currency Option USD vs ZAR	Put	CITI	02/19/25	18.40	—		523	(2,526)
Total Options Written (premiums received $107,435)								$(133,219)
Futures contracts outstanding at January 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
89	2 Year U.S. Treasury Notes	Mar. 2025	$18,300,625	$6,957
11	10 Year U.S. Treasury Notes	Mar. 2025	1,197,281	(3,109)
13	10 Year U.S. Ultra Treasury Notes	Mar. 2025	1,447,875	3,920
31	30 Year U.S. Ultra Treasury Bonds	Mar. 2025	3,672,531	(40,148)
				(32,380)
Short Positions:
43	5 Year Euro-Bobl	Mar. 2025	5,238,341	85,281
21	5 Year U.S. Treasury Notes	Mar. 2025	2,234,203	(5,198)
29	10 Year Euro-Bund	Mar. 2025	3,986,811	134,006
5	20 Year U.S. Treasury Bonds	Mar. 2025	569,531	(5,320)
12	Euro Schatz Index	Mar. 2025	1,329,719	7,833
				216,602
				$184,222

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	GSI	BRL	14,758	$2,529,199	$2,523,210	$—	$(5,989)
Expiring 02/04/25	GSI	BRL	3,248	553,000	555,316	2,316	—
Expiring 03/06/25	GSI	BRL	16,326	2,761,718	2,769,693	7,975	—
Chilean Peso,
Expiring 03/19/25	MSI	CLP	681,932	682,000	694,856	12,856	—
Chinese Renminbi,
Expiring 03/19/25	GSI	CNH	3,340	460,147	456,964	—	(3,183)
Colombian Peso,
Expiring 03/19/25	CITI	COP	2,693,304	604,190	636,298	32,108	—
Expiring 03/19/25	TD	COP	1,661,319	386,100	392,490	6,390	—
Expiring 03/19/25	TD	COP	1,409,698	328,900	333,044	4,144	—
Egyptian Pound,
Expiring 06/17/25	CITI	EGP	27,697	500,572	519,953	19,381	—
Expiring 07/09/25	CITI	EGP	38,655	713,859	719,388	5,529	—
Expiring 07/09/25	CITI	EGP	31,397	575,881	584,307	8,426	—
Euro,
Expiring 04/22/25	CITI	EUR	511	531,000	532,019	1,019	—
Expiring 04/22/25	CITI	EUR	509	531,000	530,353	—	(647)
Expiring 04/22/25	CITI	EUR	509	530,911	530,173	—	(738)
Expiring 04/22/25	CITI	EUR	508	530,083	529,132	—	(951)
Indian Rupee,
Expiring 03/19/25	BOA	INR	100,110	1,176,000	1,151,003	—	(24,997)
Expiring 03/19/25	BOA	INR	79,631	935,000	915,550	—	(19,450)
Expiring 03/19/25	HSBC	INR	76,042	890,000	874,280	—	(15,720)
Expiring 03/19/25	JPM	INR	130,227	1,496,000	1,497,268	1,268	—
Expiring 03/19/25	UAG	INR	247,272	2,894,205	2,842,981	—	(51,224)
Indonesian Rupiah,
Expiring 03/19/25	JPM	IDR	48,332,390	3,031,384	2,956,553	—	(74,831)
Mexican Peso,
Expiring 03/19/25	JPM	MXN	6,812	331,610	326,272	—	(5,338)
Expiring 03/19/25	UAG	MXN	20,045	979,972	960,082	—	(19,890)
New Taiwanese Dollar,
Expiring 03/19/25	BOA	TWD	30,328	932,000	921,244	—	(10,756)
Expiring 03/19/25	CITI	TWD	27,431	849,000	833,245	—	(15,755)
Expiring 03/19/25	CITI	TWD	23,217	719,000	705,220	—	(13,780)
Expiring 03/19/25	MSI	TWD	26,272	800,000	798,033	—	(1,967)
Expiring 03/19/25	SCB	TWD	30,164	919,000	916,266	—	(2,734)
Peruvian Nuevo Sol,
Expiring 03/19/25	SCB	PEN	2,549	681,000	683,799	2,799	—
Expiring 03/19/25	SCB	PEN	2,063	546,000	553,498	7,498	—
Expiring 03/19/25	SCB	PEN	1,265	339,500	339,347	—	(153)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 03/19/25	GSI	PHP	83,255	$1,423,228	$1,422,869	$—	$(359)
Expiring 03/19/25	HSBC	PHP	75,455	1,294,000	1,289,571	—	(4,429)
Expiring 03/19/25	JPM	PHP	27,982	478,640	478,221	—	(419)
Expiring 03/19/25	JPM	PHP	27,732	467,500	473,958	6,458	—
Expiring 03/19/25	JPM	PHP	27,648	467,500	472,527	5,027	—
Expiring 03/19/25	JPM	PHP	17,083	293,360	291,960	—	(1,400)
Polish Zloty,
Expiring 04/22/25	MSI	PLN	2,727	673,000	668,525	—	(4,475)
South African Rand,
Expiring 03/19/25	BARC	ZAR	9,827	522,010	523,889	1,879	—
Expiring 03/19/25	BARC	ZAR	8,993	500,388	479,413	—	(20,975)
South Korean Won,
Expiring 03/19/25	BOA	KRW	727,132	502,000	499,903	—	(2,097)
Thai Baht,
Expiring 03/19/25	BOA	THB	18,936	558,000	563,898	5,898	—
Expiring 03/19/25	CITI	THB	24,033	698,000	715,687	17,687	—
Expiring 03/19/25	JPM	THB	28,013	815,000	834,223	19,223	—
Turkish Lira,
Expiring 02/06/25	BOA	TRY	28,989	797,749	804,573	6,824	—
Expiring 02/12/25	BARC	TRY	17,653	484,000	487,342	3,342	—
Expiring 02/19/25	HSBC	TRY	28,367	772,022	778,296	6,274	—
				$40,484,628	$40,366,692	184,321	(302,257)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/04/25	CITI	BRL	1,774	$293,000	$303,284	$—	$(10,284)
Expiring 02/04/25	GSI	BRL	16,233	2,760,635	2,775,243	—	(14,608)
British Pound,
Expiring 04/22/25	BARC	GBP	102	125,779	126,813	—	(1,034)
Chilean Peso,
Expiring 03/19/25	CITI	CLP	477,347	473,346	486,394	—	(13,048)
Expiring 03/19/25	CITI	CLP	341,552	335,654	348,025	—	(12,371)
Expiring 03/19/25	TD	CLP	224,812	231,669	229,072	2,597	—
Chinese Renminbi,
Expiring 03/19/25	BOA	CNH	7,533	1,042,000	1,030,722	11,278	—
Expiring 03/19/25	BOA	CNH	6,890	948,000	942,824	5,176	—
Expiring 03/19/25	SCB	CNH	5,853	809,000	800,921	8,079	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 03/19/25	SSB	CNH	6,432	$877,000	$880,060	$—	$(3,060)
Colombian Peso,
Expiring 03/19/25	BARC	COP	2,513,161	561,300	593,739	—	(32,439)
Czech Koruna,
Expiring 04/22/25	UAG	CZK	76,423	3,097,635	3,152,560	—	(54,925)
Euro,
Expiring 04/22/25	BARC	EUR	4,643	4,810,452	4,836,559	—	(26,107)
Expiring 04/22/25	CITI	EUR	509	531,961	530,174	1,787	—
Expiring 04/22/25	CITI	EUR	509	532,672	530,174	2,498	—
Expiring 04/22/25	CITI	EUR	508	532,113	529,132	2,981	—
Expiring 04/22/25	CITI	EUR	507	531,000	527,732	3,268	—
Expiring 04/22/25	SSB	EUR	4,664	4,782,853	4,858,470	—	(75,617)
Expiring 04/22/25	UAG	EUR	4,664	4,828,247	4,858,469	—	(30,222)
Hungarian Forint,
Expiring 04/22/25	BARC	HUF	325,742	807,531	824,544	—	(17,013)
Indian Rupee,
Expiring 03/19/25	BOA	INR	70,960	817,000	815,851	1,149	—
Indonesian Rupiah,
Expiring 03/19/25	BOA	IDR	11,341,285	689,000	693,761	—	(4,761)
Expiring 03/19/25	HSBC	IDR	17,886,309	1,094,000	1,094,128	—	(128)
New Taiwanese Dollar,
Expiring 03/19/25	CITI	TWD	147,037	4,558,168	4,466,379	91,789	—
Expiring 03/19/25	SCB	TWD	30,845	951,000	936,934	14,066	—
Peruvian Nuevo Sol,
Expiring 03/19/25	BOA	PEN	221	59,294	59,312	—	(18)
Expiring 03/19/25	CITI	PEN	4,751	1,254,000	1,274,545	—	(20,545)
Expiring 03/19/25	SCB	PEN	2,021	542,000	542,178	—	(178)
Philippine Peso,
Expiring 03/19/25	HSBC	PHP	47,455	807,000	811,028	—	(4,028)
Expiring 03/19/25	JPM	PHP	46,174	785,000	789,142	—	(4,142)
Polish Zloty,
Expiring 04/22/25	GSI	PLN	4,764	1,133,889	1,167,846	—	(33,957)
Singapore Dollar,
Expiring 03/19/25	JPM	SGD	1,278	949,000	942,557	6,443	—
Expiring 03/19/25	SCB	SGD	3,470	2,603,441	2,558,474	44,967	—
South African Rand,
Expiring 03/19/25	JPM	ZAR	10,884	578,000	580,259	—	(2,259)
South Korean Won,
Expiring 03/19/25	BOA	KRW	1,100,825	761,000	756,816	4,184	—
Expiring 03/19/25	HSBC	KRW	756,069	537,000	519,797	17,203	—
Expiring 03/19/25	JPM	KRW	4,093,606	2,874,178	2,814,351	59,827	—
Expiring 03/19/25	SCB	KRW	987,304	673,000	678,771	—	(5,771)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 03/19/25	HSBC	THB	88,621	$2,614,528	$2,639,086	$—	$(24,558)
Expiring 03/19/25	JPM	THB	31,478	920,000	937,387	—	(17,387)
Expiring 03/19/25	MSI	THB	9,074	262,500	270,234	—	(7,734)
Expiring 03/19/25	MSI	THB	9,036	262,500	269,081	—	(6,581)
Expiring 03/19/25	SCB	THB	23,723	699,000	706,457	—	(7,457)
Expiring 03/19/25	UAG	THB	26,794	792,000	797,909	—	(5,909)
				$56,128,345	$56,287,194	277,292	(436,141)
						$461,613	$(738,398)
Credit default swap agreements outstanding at January 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Pakistan Government International Bond	09/20/25	1.000%(Q)	300	6.170%	$(9,194)	$(13,277)	$4,083	BARC
Petroleos Mexicanos	12/24/25	3.750%(M)	321	3.168%	1,892	—	1,892	GSI
Petroleos Mexicanos	03/23/26	4.100%(M)	330	*	3,157	—	3,157	GSI
					$(4,145)	$(13,277)	$9,132

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2025(4)	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.36.V3	12/20/26	1.000%(Q)	11,040	0.865%	$(40,983)	$40,049	$81,032
CDX.EM.37.V2	06/20/27	1.000%(Q)	9,279	1.022%	(8,895)	6,471	15,366
CDX.EM.39.V1	06/20/28	1.000%(Q)	4,794	1.209%	(39,362)	(25,396)	13,966
					$(89,240)	$21,124	$110,364
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	2,676	01/04/27	10.000%(T)	1 Day BROIS(2)(T)/ 0.049%	$—	$(52,998)	$(52,998)
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.049%	1,474	(4,990)	(6,464)
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.049%	(44,025)	43,323	87,348
BRL	1,826	01/04/27	15.060%(T)	1 Day BROIS(2)(T)/ 0.049%	—	733	733
BRL	10,207	01/04/27	15.300%(T)	1 Day BROIS(2)(T)/ 0.049%	—	12,219	12,219
BRL	7,999	01/02/29	15.120%(T)	1 Day BROIS(1)(T)/ 0.049%	—	(23,096)	(23,096)
CLP	500,686	03/19/30	5.285%(S)	1 Day CLOIS(1)(S)/ 5.000%	—	6,016	6,016
CLP	773,660	03/19/30	5.675%(S)	1 Day CLOIS(1)(S)/ 5.000%	—	(4,188)	(4,188)
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 3.700%	147	(32,454)	(32,601)
CZK	48,655	12/18/29	3.041%(A)	6 Month PRIBOR(2)(S)/ 3.700%	(26,741)	(44,396)	(17,655)
HUF	317,176	03/20/26	6.195%(A)	6 Month BUBOR(1)(S)/ 6.500%	(5,615)	(21,415)	(15,800)
HUF	141,660	09/18/29	6.200%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	(3,638)	(3,638)
HUF	199,328	12/18/29	5.909%(A)	6 Month BUBOR(1)(S)/ 6.500%	3,932	11,537	7,605
HUF	575,046	03/19/30	6.293%(A)	6 Month BUBOR(2)(S)/ 6.500%	(1,158)	(9,434)	(8,276)
HUF	145,770	12/20/33	7.420%(A)	6 Month BUBOR(2)(S)/ 6.500%	—	18,311	18,311
INR	71,730	12/18/29	5.993%(S)	1 Day MIBOR(2)(S)/ 6.650%	—	(3,833)	(3,833)
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	(3,603)	(7,271)	(3,668)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	870,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	$22,664	$26,969	$4,305
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	—	4,183	4,183
KRW	499,398	12/20/28	3.830%(Q)	3 Month KWCDC(2)(Q)/ 3.030%	5,536	15,557	10,021
KRW	1,235,349	12/18/29	2.886%(Q)	3 Month KWCDC(1)(Q)/ 3.030%	—	(9,613)	(9,613)
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 5.810%	4,201	(51,487)	(55,688)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 5.810%	(7,291)	6,441	13,732
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 5.810%	—	(6,897)	(6,897)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 5.810%	1,194	(51,952)	(53,146)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	13,679	13,679
PLN	460	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 5.810%	—	8,755	8,755
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 5.810%	150	223	73
PLN	1,884	06/19/29	4.812%(A)	6 Month WIBOR(2)(S)/ 5.810%	(3,355)	9,198	12,553
PLN	8,044	03/19/30	4.650%(A)	6 Month WIBOR(1)(S)/ 5.810%	12,527	19,152	6,625
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	49,954	(2,467)	(52,421)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of January 31, 2025 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2025 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	$(2,786)	$18,782	$21,568
ZAR	6,182	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	(670)	(9,538)	(8,868)
ZAR	6,653	06/19/29	8.930%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	3,667	17,300	13,633
ZAR	6,810	06/19/29	8.933%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	—	(17,743)	(17,743)
ZAR	12,640	12/18/29	7.825%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	—	2,043	2,043
ZAR	10,902	03/19/30	7.981%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	2,127	4,248	2,121
ZAR	7,782	03/19/30	8.060%(Q)	3 Month JIBAR(1)(Q)/ 7.558%	—	(4,381)	(4,381)
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	(14)	13,708	13,722
ZAR	13,800	12/18/34	8.683%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	—	(3,817)	(3,817)
ZAR	14,290	03/19/35	8.825%(Q)	3 Month JIBAR(2)(Q)/ 7.558%	—	(440)	(440)
					$12,315	$(113,671)	$(125,986)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).